As filed with the Securities and Exchange Commission on June 5, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                              Portland, Maine 04101
                                  207-553-7110


                   Date of fiscal year end: September 30, 2006

           Date of reporting period: October 21, 2005 - March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


Semi-Annual Report
MARCH 31, 2006
(UNAUDITED)

  [LOGO]
Steeple View

Table of Contents


                    A Message to Our Shareholders...... 1

                    Performance Chart and Analysis..... 3

                    Schedule of Investments............ 4

                    Statement of Assets and Liabilities 5

                    Statement of Operations............ 6

                    Statements of Changes in Net Assets 7

                    Financial Highlights............... 8

                    Notes to Financial Statements...... 9

                                                               STEEPLEVIEW FUND
                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                                 MARCH 31, 2006

We are pleased to present the first SteepleView semi-annual report for the period from inception on October 21, 2005 through March 31, 2006. What follows is a description of the market actions and portfolio decisions we made during this time period.

  TO BE INTERESTED IN THE CHANGING SEASONS IS A HAPPIER STATE OF MIND THAN TO BE HOPELESSLY IN LOVE WITH SPRING.

                                                     - George Santayana

Don't get us wrong. We like Spring just as much as the next bunch of financial analysts. The forsythias and the daffodils are already brightening the muddy paths in Central Park, the summer tourists are not yet crowding Fifth Avenue, and the Christmas ones are gone. Only the crustiest contrarian could fail to love New York in the Spring. Santayana, though, was underscoring the downside of being too enamored of any one environment, no matter how wonderful it appears at the time. We agree, and want to focus attention on the change we perceive occurring in the market and in the Fund, and why we think it is so important. We anticipate a valuation shift that threatens the price of certain equities while potentially rewarding new investment in others. If we remain 'hopelessly in love' with what worked so well in the past, the Fund runs the risk of holding assets far beyond their prime. Who, after all, wants a vase of faded forsythias in October, as the maple leaves burn orange and red?

The market had its best opening quarter in six years. More importantly, the Fund performed well in the period, but the performance in both cases was driven by continued appreciation of companies that rely on hard assets and inflation. Reminiscent of 1999, when high-priced technology stocks continued to climb, the first quarter featured continued appreciation by groups that have outperformed for three years now. The two best performing sectors in the U.S. were precious metals (up 52%) and steel (up 44%). Copper stocks, railroads and construction firms continued to exceed record valuation levels. Interestingly, one group that did not perform as well this quarter was Oil and Gas, with returns that underperformed the market. This may seem strange, as underlying energy prices remained quite strong. To us, though, this is an example of the old adage that no investment is so good that it can't be ruined by a high enough entry price. The euphoria surrounding energy equities - leading to three- and four-fold appreciation in some cases - can't be a good thing from here for long-term investors. For this reason we have reduced energy exposure in the Fund to approximately 12%. In one of the more significant investment debates of this decade, we are siding with those who believe that the lion's share of the gains have already been made in the energy sector. To put it another way, the days of throwing a dart at a list of energy stocks with the virtual certainty that you will come away a winner is over. The energy companies that remain in the Fund each have a specific investment thesis OTHER THAN merely the high price of oil and gas.

As hard asset investments increase in price, their attractiveness as part of the Fund decreases for two reasons: First, by simple mathematics they are closer to their 'fair value' and thus have less appreciation potential. The second, often over-looked, but perhaps more important reason is that appreciation increases risk. For example, as the price of Fund holding ENCANA (a large Canadian energy company) has risen to $55, the risk of absolute loss increases dramatically. This is especially true for investments that rely on hard assets like oil and gas, because there is little secular growth to drive stock performance if the underlying commodity price declines. Most oil and gas firms won't extract much more energy from the ground this year than they did in 2005. The stocks are up significantly only because the price of each barrel of oil or cubic foot of gas is much higher than it was three years ago. Contrast this with Dell Computer's or Intel's business model, in which the price of the computers or semiconductors has steadily declined for more than a decade, but the secular growth of computer usage and semiconductor technology has overwhelmed (at least to date) the price declines. We are not advocating pure "growth investing," and there are numerous reasons why technology (or other growth fields like communications or pharmaceutical) stocks may not be good investments right now. But all other things being equal, in our view there is a greater chance that a poorly-timed investment can be saved over time when the underlying company is in a growing industry as opposed to a firm that relies on commodity price hikes to increase its share price.

This principle has had a direct effect on the Fund this quarter. We continue to reduce our reliance on hard asset names, including CLEVELAND CLIFFS, the iron ore miner, and FOSTER WHEELER, the construction giant. While we see no clouds in the sky there, Foster Wheeler is obviously not the bargain it once was. While not an asset story, we have also sold our remaining shares of CVS, the drugstore chain, a successful investment that is now selling at nearly 20 times earnings (also known as the price/earnings ratio, which is the value of a company's stock price relative to company earnings.).

Recognizing that hard asset investments are approaching full value and taking profits is only half of the transition. The more difficult decision is how to redeploy the money. The answer for us has historically been found in bottom-up analysis of individual companies. When we assert that hard asset stocks are "expensive," it's not simply because they have gone up in price. They are expensive because when we compare the cash those companies can produce over the long term - the measure of worth of any business - to the price we are required to pay for it, we get too little return on our investment. On the other hand, partially because investment dollars are being siphoned away from other areas and into hard asset businesses, we are finding other companies that are historically inexpensive. (Ironically, hard assets have been such a great investment at least in part because in 1999 and 2000 money was being drawn into technology and communications, leaving hard assets high and dry and cheap.)

Not surprisingly, many of the businesses left behind are the antithesis of hard asset firms. Some are financial companies where the specter of inflation and accompanying higher interest rates has driven share prices lower. We have increased the financial sector

STEEPLEVIEW FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2006

exposure in the Fund to approximately 27%, and we suspect the weighting is positioned to go higher. Although the timing is always difficult to predict, we believe that these companies are out of favor and historically have reacted in tandem with interest rates. In short, you want to own them before interest rates peak.

One such company is WASHINGTON MUTUAL (WAMU), the country's largest savings and loan, whose shares we have owned successfully in the past. The company is selling at the same share price as it did five years ago, and near a ten-year low price-to-book valuation (price-to-book valuation is the ratio of a stock's latest closing price divided by its book value per share; book value is the total assets of a company minus total liabilities). In addition, the stock pays a 4.6% dividend, about the same as the current yield on a ten-year U.S. Treasury bond. The reason the stock has underperformed lately is its reliance, like most savings and loans, on mortgage income. As interest rates rise, and as the market worries about a potential housing bubble, the stock has dropped. Investors worry that defaults will rise and the spread between the interest rates that Wamu has to pay to borrow (in the form of deposits) versus what it can earn by lending (as a mortgage) will narrow. Some of this is true, but we feel the issues holding down the stock are overblown, and will fade during our three-year investment horizon. Credit remains strong, interest rates seem to be nearing a peak, and Wamu is as cheap as it's been in ten years. Given the strong dividend, we think this is a compelling investment.

As we mentioned in our last letter, another group of companies that appears inexpensive to us are certain fallen growth businesses. This category would include new additions to the Fund that we have discussed in previous letters:
AMERICAN STANDARD and even DUPONT, where genetically engineered seeds are now the largest source of profit.

So, out with the old and in with the new, an especially arduous task when the 'old' has treated us so well. We do not know yet if this transition will bear fruit, and we probably won't find out for several quarters or even a year or two. But we do believe that remaining enamored of Spring, in the words of George Santayana, will not serve us well when autumn arrives.

We have had some developments at the firm that we believe will increase the effectiveness of our business, including the appointment of a new Chief Compliance Officer for the Fund's Investment Adviser, the first time we have hired someone solely to fill this role. Susan Grant is a compliance lawyer who has worked in the field for over 20 years, and we are thrilled that she is joining us. As always, we appreciate your support and look forward to continuing to serve your interests through thoughtful portfolio management. Additional SteepleView information can now be found on the Fund's website at www.steepleviewfund.com.

              /s/ William G. Spears        /s/ Christopher C.
                                        Grisanti

                 William G. Spears       Christoper C. Grisanti
                 Portfolio Manager         Portfolio Manager
              /s/ Vance C. Brown        /s/ Jared S. Leon

                   Vance C. Brown            Jared S. Leon
                 Portfolio Manager         Portfolio Manager

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND'S INVESTMENT ADVISER AS OF MARCH 31, 2006 AND MAY NOT REFLECT THE VIEWS OF THE ADVISER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE FUND MAY INVEST IN COMPANIES WITH MARKET CAPITALIZATIONS SMALLER THAN LARGE-CAP COMPANIES. AS SUCH, INVESTMENTS IN SMALLER COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK. AS A NON-DIVERSIFIED FUND, THE FUND MAY FOCUS A LARGER PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF FEWER ISSUERS. CONCENTRATION OF THE FUND IN A LIMITED NUMBER OF SECURITIES EXPOSES THE FUND TO GREATER MARKET RISK THAN IF ITS ASSETS WERE DIVERSIFIED AMONG A GREATER NUMBER OF ISSUERS.

                                                               STEEPLEVIEW FUND
                                                 PERFORMANCE CHART AND ANALYSIS
                                                                 MARCH 31, 2006


The graph and table reflect the change in value of a hypothetical $10,000 investment in the SteepleView Fund (the "Fund"), including reinvestment of dividends and distributions. PAST PERFORMANCE IS NOT PREDICTIVE, NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DURING THE PERIOD, CERTAIN FEES WERE WAIVED AND/OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

      Total Return as of 3/31/06 1 Month 3 Months Since Inception 10/21/05
      -------------------------- ------- -------- ------------------------
           SteepleView Fund       0.28%    3.71%            8.98%

                      Investment Value on 3/31/06
                      ---------------------------
                           SteepleView Fund       $10,898

                  [CHART]

            SteepleView Fund
            ----------------
10/21/05        $10,000
10/31/05         10,050
11/30/05         10,480
12/31/05         10,508
 1/31/06         11,058
 2/28/06         10,868
 3/31/06         10,898

STEEPLEVIEW FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

                                 SECURITY
               SHARES           DESCRIPTION             VALUE
               ------- ----------------------------- -----------
               COMMON STOCK 99.0%

               BASIC INDUSTRIES 13.7%
                16,850 Ashland, Inc.                 $ 1,197,698
                14,700 Cleveland-Cliffs, Inc.          1,280,664
                52,050 El Du Pont de Nemours & Co.     2,197,031
                22,900 Temple-Inland, Inc.             1,020,195
                                                     -----------
                                                       5,695,588
                                                     -----------

               CAPITAL GOODS 10.5%
                45,100 Foster Wheeler, Ltd.+           2,133,681
                52,750 Honeywell International, Inc.   2,256,118
                                                     -----------
                                                       4,389,799
                                                     -----------

               CONSUMER CYCLICAL 2.2%
                21,300 American Standard Cos., Inc       912,918
                                                     -----------

               CONSUMER STAPLES 11.6%
                59,650 Comcast Corp., Class A+         1,560,444
               111,150 Time Warner, Inc.               1,866,209
                50,100 Walt Disney Co.                 1,397,289
                                                     -----------
                                                       4,823,942
                                                     -----------

               ENERGY 12.3%
                18,650 Chevron Corp.                   1,081,140
                31,100 Cimarex Energy Co.              1,345,386
                29,050 EnCana Corp.                    1,357,507
                61,650 Williams Cos., Inc.             1,318,693
                                                     -----------
                                                       5,102,726
                                                     -----------

               FINANCIAL 27.0%
                44,150 ACE, Ltd.                       2,296,241
                41,096 Bank of America Corp.           1,871,512
                37,600 Citigroup, Inc.                 1,776,224
                44,100 Fannie Mae                      2,266,740
                42,050 JPMorgan Chase & Co.            1,750,962
                30,600 Washington Mutual, Inc.         1,304,172
                                                     -----------
                                                      11,265,851
                                                     -----------

               HEALTHCARE 9.4%
                31,500 Eli Lilly & Co.                 1,741,950
                38,800 UnitedHealth Group, Inc.        2,167,368
                                                     -----------
                                                       3,909,318
                                                     -----------

               TECHNOLOGY 12.3%
                41,100 Dell, Inc.+                     1,223,136
                80,600 Hewlett-Packard Co.             2,651,740
                45,750 Microsoft Corp.                 1,244,857
                                                     -----------
                                                       5,119,733
                                                     -----------
               Total Common Stock (Cost $41,124,004)  41,219,875
                                                     -----------

                                  SECURITY
         PRINCIPAL               DESCRIPTION                 VALUE
         ---------- ------------------------------------- -----------
         SHORT-TERM INVESTMENT 11.3%

         MONEY MARKET DEPOSIT ACCOUNT 11.3%
         $4,711,889 Citibank Money Market Deposit Account
                    (Cost $4,711,889)                     $ 4,711,889
                                                          -----------
         Total Investments - 110.3%                        45,931,764
                    (Cost $45,835,893)*
         Other Assets and Liabilities, Net - (10.3%)       (4,279,162)
                                                          -----------
         TOTAL NET ASSETS - 100.0%                        $41,652,602
                                                          ===========

------------------
+Non-income producing security.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $ 909,133
             Gross Unrealized Depreciation               (813,262)
                                                        ---------
             Net Unrealized Appreciation (Depreciation) $  95,871
                                                        =========

                                    [PIE CHART]

Financial                                                       27.0%
Basic Industries                                                13.7%
Energy                                                          12.3%
Technology                                                      12.3%
Consumer Staples                                                11.6%
Capital Goods                                                   10.5%
Healthcare                                                       9.4%
Consumer Cyclical                                                2.2%
Short-Term Investments and Net Other Liabilities                 1.0%


See Notes to Financial Statements.

                                                               STEEPLEVIEW FUND
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                                 MARCH 31, 2006

ASSETS
    Total investments, at value (Cost $45,835,893)                     $45,931,764
    Receivables:
       Dividends                                                            21,561
       Deferred offering costs                                              23,213
    Prepaid expenses                                                           844
                                                                       -----------
Total Assets                                                            45,977,382
                                                                       -----------

LIABILITIES
    Payables:
       Due to custodian                                                        438
       Investment securities purchased                                   4,289,502
    Accrued Liabilities:
       Investment adviser fees                                              18,240
       Trustees' fees and expenses                                             172
       Other expenses                                                       16,428
                                                                       -----------
Total Liabilities                                                        4,324,780
                                                                       -----------

NET ASSETS                                                             $41,652,602
                                                                       ===========

COMPONENTS OF NET ASSETS
    Paid-in capital                                                    $41,070,151
    Accumulated net investment income (loss)                                29,985
    Accumulated net realized gain (loss) on investments                    456,595
    Unrealized appreciation (depreciation) on investments                   95,871
                                                                       -----------

NET ASSETS                                                             $41,652,602
                                                                       ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Based on net assets of $41,652,602 and 3,823,839 shares outstanding
   (unlimited shares authorized)                                       $     10.89
                                                                       ===========

                                             See Notes to Financial Statements.

STEEPLEVIEW FUND
STATEMENT OF OPERATIONS
FROM OCTOBER 21, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2006

INVESTMENT INCOME
    Interest income                                                      $ 22,346
    Dividend income (net of foreign withholding tax of $346)              145,031
                                                                         --------
Total Investment Income                                                   167,377
                                                                         --------

EXPENSES
    Investment adviser fees                                                85,637
    Administrator fees                                                     16,874
    Transfer agency fees                                                    9,525
    Custodian fees                                                          5,164
    Accountant fees                                                        12,463
    Professional fees                                                      12,500
    Trustees' fees and expenses                                               539
    Compliance services fees                                                9,929
    Registration fees                                                       1,564
    Amortization of offering costs                                         11,184
    Miscellaneous expenses                                                  5,609
                                                                         --------
Total Expenses                                                            170,988
    Fees waived                                                           (42,531)
                                                                         --------
Net Expenses                                                              128,457
                                                                         ========

NET INVESTMENT INCOME (LOSS)                                               38,920
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                               456,595
    Net change in unrealized appreciation (depreciation) on investments    95,871
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    552,466
                                                                         --------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $591,386
                                                                         ========

See Notes to Financial Statements.

                                                               STEEPLEVIEW FUND
                                            STATEMENTS OF CHANGES IN NET ASSETS

                                                                            OCTOBER 21, 2005 (A)
                                                                                  THROUGH
                                                                               MARCH 31, 2006
                                                                            --------------------
OPERATIONS
    Net investment income (loss)                                                $    38,920
    Net realized gain (loss) on investments                                         456,595
    Net change in unrealized appreciation (depreciation) on investments              95,871
                                                                                -----------
Increase (Decrease) in Net Assets from Operations                                   591,386
                                                                                -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                                            (8,935)
                                                                                -----------

CAPITAL SHARE TRANSACTIONS
    Sale of shares                                                               42,266,026
    Reinvestment of distributions                                                     8,862
    Redemption of shares                                                         (1,204,737)
                                                                                -----------
Increase (Decrease) from Capital Transactions                                    41,070,151
                                                                                -----------
Increase (Decrease) in Net Assets                                                41,652,602
                                                                                -----------

NET ASSETS
    Beginning of Period                                                                   -
                                                                                -----------
    End of Period (Including accumulated net investment income of $29,985)      $41,652,602
                                                                                ===========

SHARE TRANSACTIONS
    Sale of shares                                                                3,935,690
    Reinvestment of distributions                                                       844
    Redemption of shares                                                           (112,695)
                                                                                -----------
Increase (Decrease) in Shares                                                     3,823,839
                                                                                ===========

------------------
(a)Commencement of operations.

                                             See Notes to Financial Statements.

STEEPLEVIEW FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding of the Fund throughout the period.

                                                         OCTOBER 21, 2005 (A)
                                                               THROUGH
                                                            MARCH 31, 2006
                                                         --------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00
                                                               -------

  OPERATIONS
  Net investment income (loss) (b)                                0.02
  Net realized and unrealized gain (loss) on investments          0.88
                                                               -------
  Total from Investment Operations                                0.90
                                                               -------

  DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                          (0.01)
                                                               -------

  NET ASSET VALUE, END OF PERIOD                               $ 10.89
                                                               =======

  TOTAL RETURN (C)                                                8.98%

  RATIO/SUPPLEMENTARY DATA:
  Net Assets at End of Period (000's omitted)                  $41,653
  Ratios to Average Net Assets (d):
      Net Expenses                                                1.50%
      Gross Expenses (e)                                          2.00%
      Net investment income (loss)                                0.45%

  PORTFOLIO TURNOVER RATE (C)                                       21%

------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Not annualized for periods less than one year.
(d)Annualized for periods less than one year.
(e)Reflects the expense ratio excluding any waivers and/or reimbursements.


8  See Notes to Financial Statements.

                                                               STEEPLEVIEW FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                                 MARCH 31, 2006

NOTE 1. ORGANIZATION

This report relates to the SteepleView Fund (the "Fund"), a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on October 21, 2005. The Fund seeks capital appreciation by investing primarily in large size domestic companies with an emphasis on absolute (positive) returns.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the investment's market price and may not be the price at which the investment may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and net of unrecoverable withholding taxes. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles, generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one fund are allocated among the respective series in proportion to each series' average daily net assets.

OFFERING COSTS - Offering costs for the Fund of $23,213 consist of certain legal fees, registration fees and fees related to the mailing and printing of the initial prospectus. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

STEEPLEVIEW FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Spears Grisanti & Brown LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

INVESTMENT ADVISORY AGREEMENT APPROVAL - At the June 8, 2005 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Citigroup Fund Services, LLC, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the advisory fees and total expense ratios of the Fund compared to relevant peer groups of funds; (3) the costs of the services to be provided to the Adviser with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee reflects these economies of scale for the benefit of Fund investors; and
(5) other benefits received by the Adviser from its relationship with the Fund. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board met with senior management of the Adviser and discussed the adequacy of resources and the background and quality of the investment management team. The Adviser represented that it has adequate staffing levels to service the Fund and will be proactive in taking necessary steps to ensure that adequate staffing levels are maintained as the Adviser grows. The Board then considered the financial solvency of the Adviser after reviewing the Adviser's financial statements and a summary of its Errors and Omissions insurance policy. Based on the foregoing, the Board concluded that the Adviser is financially viable.

In considering the nature, extent and quality of the services to be provided to the Fund by the Adviser, the Board observed that the portfolio management team manages a private investment fund as well as separately managed accounts. The Board considered the professional experience and qualifications of the Fund's portfolio manager. The Adviser represented that it would provide high quality portfolio management services to the Fund. In addition, the Adviser represented that it had no legal or compliance problems that would interfere with the Fund's management. The Board considered that the Adviser intends to use the Fund as a vehicle to accommodate clients that do not meet the Adviser's investment minimums for individual or institutional accounts. The Board also reviewed the Adviser's trading policies including the procedures utilized by the Adviser to help ensure the best execution of the Fund's transactions. The Board reviewed the performance of a separate account that was managed by the Adviser's portfolio management team using the same investment style that will be used for the Fund and observed that the separately managed account had outperformed its primary benchmark for the period January 1, 1998 through March 31, 2005. Based upon its review of these factors, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser.

The Board also considered the costs of services and profits of the Adviser. The Board considered that the Adviser provides office space, administrative and other services as will be necessary for the Fund's operations. With respect to the Adviser's projected profitability on services rendered to the Fund, the Board determined that the anticipated level of profits were not excessive in light of the services to be provided.

The Board considered the Adviser's proposed compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board also discussed the advisory fees to be charged to the Fund and the fees charged to the Adviser's other clients. The Board noted that the Adviser's gross and net advisory fees were consistent with its Lipper Inc. peer group. The Board observed that the Fund's total expenses were higher than the mean and median total expenses for its Lipper Inc. peer group. The Board looked favorably upon the Adviser voluntarily agreeing to waive its fees and/or reimburse Fund expenses to the extent that total expenses exceed 1.50% of the Fund's average daily net assets, noting that the effect of the waiver would reduce the spread between the Fund's projected expenses and those of its peer group. The Board recognized that it was difficult to make comparisons of expense ratios because of the variations in the services that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fees were fair and reasonable.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time as the assets are not large enough to support breakpoints.

                                                               STEEPLEVIEW FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                                 MARCH 31, 2006


Finally, the Adviser represented that it did not expect to receive any other benefits from its relationship with the Fund. Based on the foregoing, the Board concluded that other benefits to be received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the Advisory Agreement. The Board also discussed the proposed initial approval of the Advisory Agreement in a private session with counsel at which no representatives of the Adviser were present. Based upon its review, the Board concluded that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Fund.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup") provides administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer, Principal Financial Officer and Anti-Money Laundering Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS - Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has voluntarily agreed to waive its fees to limit the Fund's net expenses to 1.50% of the Fund's average daily net assets. For the period ended March 31, 2006, the Adviser waived $42,531.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $44,767,183 and $4,099,774, respectively, for the period ended March 31, 2006.

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of March 31, 2006, distributable earnings (accumulated losses) on a tax basis were as follows:

                     UNDISTRIBUTED   UNREALIZED
                       ORDINARY     APPRECIATION
                        INCOME     (DEPRECIATION)  TOTAL
                     ------------- -------------- --------
                       $515,870       $66,581     $582,451


NOTE 7. PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (866) SPL-VIEW and on the SEC's website at www.sec.gov.

NOTE 8. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

STEEPLEVIEW FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


NOTE 9. SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period through March 31, 2006.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              ENDING
                             BEGINNING    ACCOUNT VALUE   EXPENSES PAID
                           ACCOUNT VALUE* MARCH 31, 2006 DURING PERIOD**
                           -------------- -------------- ---------------
       Actual Return         $1,000.00      $1,089.81         $6.91
       Hypothetical Return    1,000.00       1,017.45          7.54

------------------

* The beginning account value dates for the calculations of the actual return and hypothetical return are October 21, 2005 and October 1, 2005, respectively.
** Expenses are equal to 1.50% multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period (except for the Fund's actual return information which reflects the 161-day period ended March 31 due to its inception date occurring during the period).

  [LOGO]
 Steeple View


INVESTMENT ADVISER
Spears Grisanti & Brown LLC
45 Rockefeller Plaza
New York, NY 10111

TRANSFER AGENT
Citigroup Fund Services, LLC
P.O. Box 446
Portland, ME 04112

DISTRIBUTOR
Foreside Fund Services, LLC
Two Portland Square, 1/st/ Floor
Portland, ME 04101
www.foresides.com

   This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

                            WWW.STEEPLEVIEWFUND.COM

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to stockholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Forum Funds

By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     5/23/06
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Simon D. Collier
         -----------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     5/23/06
         -----------------------------------


By       /s/ Carl A. Bright
         -----------------------------------
         Carl A. Bright, Principal Financial Officer

Date     5/23/06
         -----------------------------------